FINANCIAL RISK MANAGEMENT (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gold price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	$ 37.6	$ 52.5
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Copper price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	6.5	9.0
Impact on other comprehensive income due to 10 % change in price	0.0	0.0
Fuel and electricity price
Financial risk management [Line Items]
Impact on net earnings due to 10 % change in price	5.5	4.6
Impact on other comprehensive income due to 10 % change in price	$ 0.0	$ 0.3